Current and Long-Term Debt - Secured debt (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017
Secured Debt [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	1.50	2.50	2.50